Leases (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Additional Information Related to Operating Leases
Additional information regarding our operating leases is summarized below for the periods indicated dollars in thousands):

	Quarter ended September 30, 2020	Nine Months ended September 30, 2020
Cash paid for amounts included in the measurement of lease liabilities for operating leases:	$88	$262

Weighted average remaining lease term in months		7

Weighted average discount rate		2.75%

Additional information regarding our operating leases is summarized below for the periods indicated dollars in thousands):

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities for operating leases:	$542
ROU assets obtained in exchange for lease liabilities	$727
Weighted average remaining lease term in months	16
Weighted average discount rate	2.75%

Future Minimum Lease Payments for Operating Lease
The future minimum payments for operating leases with remaining terms of one year or more as of September 30, 2020 were as follows (in thousands):

Three months ended December 31, 2020	$140
Year ended December 31, 2021	195
Total Future Minimum Lease Payments	335
Amounts Representing Interest	(3)
Present Value of Net Future Minimum Lease Payments	$332

The future minimum payments for operating leases with remaining terms of one year or more as of December 31, 2019 were as follows (in thousands):

Year ended December 31, 2020	$555
Year ended December 31, 2021	195
Total Future Minimum Lease Payments	750
Amounts Representing Interest	(15)
Present Value of Net Future Minimum Lease Payments	$735